Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Mar. 29, 2019
Entity Registrant Name	CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	0000931491
Entity Inv Company Type	N-1A
Amendment Flag	false
Trading Symbol	cmit
Document Creation Date	Mar. 29, 2019
Document Effective Date	Mar. 29, 2019
Prospectus Date	Mar. 29, 2019
Wellington Shields All-Cap Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	WSACX
Wellington Shields Small-Cap Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	WSSSX